Share-Based Compensation (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Restricted shares CNY	Dec. 31, 2014 Stock options USD ($)	Dec. 31, 2014 Stock options CNY	Dec. 31, 2013 Stock options CNY	Dec. 31, 2012 Stock options CNY	Dec. 31, 2012 Cost of revenues Restricted shares CNY	Dec. 31, 2014 Cost of revenues Stock options USD ($)	Dec. 31, 2014 Cost of revenues Stock options CNY	Dec. 31, 2013 Cost of revenues Stock options CNY	Dec. 31, 2012 Cost of revenues Stock options CNY	Dec. 31, 2012 Selling expenses Restricted shares CNY	Dec. 31, 2014 Selling expenses Stock options USD ($)	Dec. 31, 2014 Selling expenses Stock options CNY	Dec. 31, 2013 Selling expenses Stock options CNY	Dec. 31, 2012 Selling expenses Stock options CNY	Dec. 31, 2012 General and administrative expenses Restricted shares CNY	Dec. 31, 2014 General and administrative expenses Stock options USD ($)	Dec. 31, 2014 General and administrative expenses Stock options CNY	Dec. 31, 2013 General and administrative expenses Stock options CNY	Dec. 31, 2012 General and administrative expenses Stock options CNY	Dec. 31, 2012 Research and development expenses Restricted shares CNY	Dec. 31, 2014 Research and development expenses Stock options USD ($)	Dec. 31, 2014 Research and development expenses Stock options CNY	Dec. 31, 2013 Research and development expenses Stock options CNY	Dec. 31, 2012 Research and development expenses Stock options CNY
Compensation cost
Income tax benefit recognized in the statements of operations		$ 0
Total compensation cost recognized	875	$ 5,630	34,932	15,885	34,628	50	$ 765	4,748	3,314	5,417	29	$ 1,218	7,558	2,582	4,551	787	$ 2,998	18,603	6,949	20,179	9	$ 649	4,023	3,040	4,481